SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 14, 2022	Nov. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Subsequent Event [Line Items]
Debt conversion converted instrument amount				$ 56,466	$ 411,309
Stage It Corp [Member]
Subsequent Event [Line Items]
Interest rate				18.00%		18.00%
Proceeds from received amount				$ 700,922
Proceeds from loan				$ 250,000
Interest rate				15.00%
Advances amount				$ 35,000
Stage It Corp [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of ownership	100.00%
Stock transaction	$ 10,000,000
Cash	1,500,000
Stage It Corp [Member] | Restricted Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Restricted stock	$ 8,500,000
Stage It Corp [Member] | Revenue Factoring Agreement [Member]
Subsequent Event [Line Items]
Proceeds from other				$ 415,922
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument amount		$ 355,884
Sale of equity line, shares		$ 39,022,336
Price per share		$ 0.0912
Subsequent Event [Member] | Stage It Corp [Member]
Subsequent Event [Line Items]
Percentage of ownership	100.00%
Stock transaction	$ 10,000,000
Cash	1,500,000
Subsequent Event [Member] | Stage It Corp [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted stock	$ 8,500,000
Convertible Note Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument amount			$ 150,000
Conversion price			$ 0.0171
Convertible Note Agreement [Member] | Accredited investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes			$ 165,000
Interest rate			8.00%
Maturity date			November 16, 2021